INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014 USD ($)	Jun. 30, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS
Allowance for doubtful accounts receivable (in dollars)	$ 2,363		$ 2,347
Ordinary shares, par value (in NIS per share)		0.01		0.01
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	54,647,213	54,647,213	50,090,696	50,090,696
Ordinary shares, shares outstanding	43,290,506	43,290,506	38,733,989	38,733,989
Treasury stock, shares	11,356,707	11,356,707	11,356,707	11,356,707